UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund
              Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer
      (principal executive officer), WCMA Government Securities Fund and Master Government Securities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 - Report to Stockholders

Semi-Annual Report (Unaudited)
September 30, 2007

WCMA Government
Securities Fund

WCMA Government Securities Fund

================================================================================
Table of Contents                                                           Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Semi-Annual Report:
Disclosure of Expenses ...................................................     4
Current Seven-Day Yields .................................................     4
Fund Financial Statements:
   Statement of Assets and Liabilities ...................................     5
   Statement of Operations ...............................................     6
   Statements of Changes in Net Assets ...................................     7
Fund Financial Highlights ................................................     8
Fund Notes to Financial Statements .......................................    12
Fund Proxy Results .......................................................    14
Master Portfolio Summary .................................................    15
Master Financial Statements:
   Schedule of Investments ...............................................    16
   Statement of Assets and Liabilities ...................................    17
   Statement of Operations ...............................................    18
   Statements of Changes in Net Assets ...................................    19
Master Financial Highlights ..............................................    19
Master Notes to Financial Statements .....................................    20
Master Proxy Results .....................................................    21
Officers and Directors ...................................................    22
BlackRock Privacy Principles .............................................    23
Availability of Quarterly Schedule of Investments ........................    23
Electronic Delivery ......................................................    23


2          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

A Letter to Shareholders

Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:

Total Returns as of September 30, 2007                                              6-month         12-month
============================================================================================================
U.S. equities (S&P 500 Index)                                                        +8.44%          +16.44%
------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                         +1.19           +12.34
------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                    +8.72           +24.86
------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                             +2.31           + 5.14
------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                       +1.15           + 3.10
------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)     +0.56           + 7.62
------------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                Sincerely,


                                                /s/ Robert C. Doll, Jr.

                                                Robert C. Doll, Jr.
                                                Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR FUND REPORT

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

                                           Actual                                           Hypothetical**
                      -------------------------------------------------    --------------------------------------------------
                        Beginning        Ending          Beginning           Ending
                      Account Value   Account Value   Expenses Paid        Account Value   Account Value     Expenses Paid
                      April 1, 2007   Sept. 30, 2007  During the Period*   April 1, 2007   Sept. 30, 2007  During the Period*
-----------------------------------------------------------------------------------------------------------------------------
Class 1 ...........       $1,000        $1,017.20         $8.15               $1,000         $1,016.82          $8.15
Class 2 ...........       $1,000        $1,020.30         $5.14               $1,000         $1,019.81          $5.14
Class 3 ...........       $1,000        $1,021.90         $3.53               $1,000         $1,021.41          $3.53
Class 4 ...........       $1,000        $1,021.90         $3.53               $1,000         $1,021.41          $3.53


* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.62% for Class 1, 1.02% for Class 2, .70% for Class 3 and .70% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Current Seven-Day Yields

As of September 30, 2007
--------------------------------------------------------------------------------
Class 1 ..............................................................     2.90%
Class 2 ..............................................................     3.51
Class 3 ..............................................................     3.84
Class 4 ..............................................................     3.84
--------------------------------------------------------------------------------


4          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Statement of Assets and Liabilities              WCMA Government Securities Fund

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Master Government Securities LLC (the "Master LLC"), at value
  (identified cost -- $509,028,888) ............................................................                      $ 509,028,888
Prepaid expenses and other assets ..............................................................                            142,936
                                                                                                                      -------------
Total assets ...................................................................................                        509,171,824
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
   Distributor .................................................................................    $     138,125
   Administrator ...............................................................................           98,160
   Other affiliates ............................................................................            3,460           239,745
                                                                                                    -------------
Other liabilities ..............................................................................                                 19
                                                                                                                      -------------
Total liabilities ..............................................................................                            239,764
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $ 508,932,060
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Class 1 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ............................................................................                      $   1,154,166
Class 2 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ............................................................................                          8,010,073
Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ............................................................................                         18,092,296
Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
  shares authorized ............................................................................                         23,634,923
Paid-in capital in excess of par ...............................................................                        458,023,113
Undistributed realized capital gains on investments allocated from
  the Master LLC -- net ........................................................................                             17,489
                                                                                                                      -------------
Net assets .....................................................................................                      $ 508,932,060
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Class 1 -- Based on net assets of $11,542,083 and 11,541,662 shares of
  beneficial interest outstanding ..............................................................                      $        1.00
                                                                                                                      =============
Class 2 -- Based on net assets of $80,103,673 and 80,100,730 shares of
  beneficial interest outstanding ..............................................................                      $        1.00
                                                                                                                      =============
Class 3 -- Based on net assets of $180,928,680 and 180,922,956 shares of
  beneficial interest outstanding ..............................................................                      $        1.00
                                                                                                                      =============
Class 4 -- Based on net assets of $236,357,624 and 236,349,225 shares of
  beneficial interest outstanding ..............................................................                      $        1.00
                                                                                                                      =============

See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          5

Statement of Operations                          WCMA Government Securities Fund

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest from affiliates .......................................................................                      $      68,289
Net investment income allocated from the Master LLC:
   Interest ....................................................................................                         11,689,966
   Expenses ....................................................................................                           (580,602)
                                                                                                                      -------------
Total income ...................................................................................                         11,177,653
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ............................................................................    $     581,287
Service and distribution fees -- Class 4 .......................................................          389,118
Service and distribution fees -- Class 3 .......................................................          301,796
Service and distribution fees -- Class 2 .......................................................          273,861
Registration fees ..............................................................................          160,313
Service and distribution fees -- Class 1 .......................................................           56,491
Printing and shareholder reports ...............................................................           17,732
Professional fees ..............................................................................           11,740
Transfer agent fees -- Class 2 .................................................................            3,465
Transfer agent fees -- Class 1 .................................................................            2,697
Transfer agent fees -- Class 4 .................................................................            2,279
Transfer agent fees -- Class 3 .................................................................            2,256
Other ..........................................................................................            4,241
                                                                                                    -------------
Total expenses before waiver ...................................................................        1,807,276
Waiver of expenses .............................................................................         (576,625)
                                                                                                    -------------
Total expenses after waiver ....................................................................                          1,230,651
                                                                                                                      -------------
Investment income -- net .......................................................................                          9,947,002
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Master LLC -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ............................................................                             15,862
Change in unrealized appreciation on investments -- net ........................................                            289,536
                                                                                                                      -------------
Total realized and unrealized gain -- net ......................................................                            305,398
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $  10,252,400
                                                                                                                      =============

See Notes to Financial Statements.


6          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Statements of Changes in Net Assets             WCMA Government Securities Fund

                                                                                                     For the Six
                                                                                                    Months Ended          For the
                                                                                                    September 30,       Year Ended
                                                                                                        2007             March 31,
Increase (Decrease) in Net Assets:                                                                   (Unaudited)           2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $   9,947,002     $  19,423,516
Realized gain -- net ...........................................................................           15,862             2,576
Change in unrealized appreciation -- net .......................................................          289,536           151,984
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................       10,252,400        19,578,076
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
   Class 1 .....................................................................................         (195,322)         (511,697)
   Class 2 .....................................................................................       (1,647,063)       (3,778,640)
   Class 3 .....................................................................................       (3,532,138)       (7,008,543)
   Class 4 .....................................................................................       (4,572,479)       (8,124,636)
Realized gain -- net:
   Class 1 .....................................................................................               --               (38)
   Class 2 .....................................................................................               --              (219)
   Class 3 .....................................................................................               --              (332)
   Class 4 .....................................................................................               --              (360)
                                                                                                    -------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..........       (9,947,002)      (19,424,465)
                                                                                                    -------------------------------
===================================================================================================================================
Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from beneficial interest transactions ............       47,721,236       (40,234,908)
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ........................................................       48,026,634       (40,081,297)
Beginning of period ............................................................................      460,905,426       500,986,723
                                                                                                    -------------------------------
End of period ..................................................................................    $ 508,932,060     $ 460,905,426
                                                                                                    ===============================

See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          7

Financial Highlights                             WCMA Government Securities Fund

                                                                                              Class 1
                                                            -----------------------------------------------------------------------
                                                             For the Six                                             For the Period
                                                            Months Ended            For the Year Ended                  March 20,
                                                            September 30,               March 31,                       2003+ to
The following per share data and ratios have been derived       2007        ---------------------------------------     March 31,
from information provided in the financial statements.      (Unaudited)      2007        2006       2005       2004       2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            -----------------------------------------------------------------------
Investment income -- net .......................               .1712         .0351       .0199      .0027      .0004       .0003
Realized and unrealized gain (loss) -- net .....               .0012         .0003       .0001     (.0012)    (.0002)      .0002
                                                            -----------------------------------------------------------------------
Total from investment operations ...............               .1724         .0354       .0200      .0015      .0002       .0005
                                                            -----------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................              (.1712)       (.0351)     (.0199)    (.0027)    (.0004)     (.0003)
   Realized gain -- net ........................                  --            --***       --***      --***  (.0001)         --
                                                            -----------------------------------------------------------------------
Total dividends and distributions ..............              (.1712)       (.0351)     (.0199)    (.0027)    (.0005)     (.0003)
                                                            -----------------------------------------------------------------------
Net asset value, end of period .................            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            -----------------------------------------------------------------------
Total investment return ........................                1.73%++       3.55%       2.01%       .27%       .05%        .05%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement                 1.62%*        1.59%       1.59%      1.41%      1.09%        .02%
                                                            =======================================================================
Total expenses .................................                1.62%*        1.59%       1.59%      1.60%      1.58%        .02%
                                                            =======================================================================
Total investment income and realized gain -- net                3.44%*        3.51%       1.99%       .24%       .04%        .03%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......            $ 11,542      $ 11,122    $ 18,837   $ 16,718   $ 22,260    $     25
                                                            =======================================================================

*     Annualized.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.

      See Notes to Financial Statements.


8          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                              Class 2
                                                            -----------------------------------------------------------------------
                                                             For the Six                                             For the Period
                                                            Months Ended            For the Year Ended                  March 20,
                                                            September 30,               March 31,                       2003+ to
The following per share data and ratios have been derived       2007        ---------------------------------------     March 31,
from information provided in the financial statements.      (Unaudited)      2007        2006       2005       2004       2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            -----------------------------------------------------------------------
Investment income -- net .......................               .0201         .0407       .0259      .0070      .0015       .0003
Realized and unrealized gain (loss) -- net .....               .0010         .0004       .0001     (.0011)    (.0001)      .0002
                                                            -----------------------------------------------------------------------
Total from investment operations ...............               .0211         .0411       .0260      .0059      .0014       .0005
                                                            -----------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................              (.0201)       (.0407)     (.0259)    (.0070)    (.0015)     (.0003)
   Realized gain -- net ........................                  --            --***       --***      --***  (.0001)         --
                                                            -----------------------------------------------------------------------
Total dividends and distributions ..............              (.0201)       (.0407)     (.0259)    (.0070)    (.0016)     (.0003)
                                                            -----------------------------------------------------------------------
Net asset value, end of period .................            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            =======================================================================
Total investment return ........................                2.04%++       4.13%       2.63%       .70%       .16%        .05%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement                 1.02%*        1.03%        .99%       .98%       .97%        .02%
                                                            =======================================================================
Total expenses .................................                1.26%*        1.28%       1.27%      1.28%      1.26%        .02%
                                                            =======================================================================
Total investment income and realized gain -- net                4.04%*        4.07%       2.58%       .68%       .15%        .03%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......            $ 80,104      $ 82,655    $115,872   $119,718   $137,566    $     25
                                                            =======================================================================

*     Annualized.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.

      See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          9

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                              Class 3
                                                            -----------------------------------------------------------------------
                                                             For the Six                                             For the Period
                                                            Months Ended            For the Year Ended                  March 20,
                                                            September 30,               March 31,                       2003+ to
The following per share data and ratios have been derived       2007        ---------------------------------------     March 31,
from information provided in the financial statements.      (Unaudited)      2007        2006       2005       2004       2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            -----------------------------------------------------------------------
Investment income -- net .......................               .0217         .0439       .0291      .0102      .0047       .0003
Realized and unrealized gain (loss) -- net .....               .0009         .0004       .0001     (.0010)    (.0001)      .0002
                                                            -----------------------------------------------------------------------
Total from investment operations ...............               .0226         .0443       .0292      .0092      .0046       .0005
                                                            -----------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................              (.0217)       (.0439)     (.0291)    (.0102)    (.0047)     (.0003)
   Realized gain -- net ........................                  --            --***       --***      --***  (.0001)         --
                                                            -----------------------------------------------------------------------
Total dividends and distributions ..............              (.0217)       (.0439)     (.0291)    (.0102)    (.0048)     (.0003)
                                                            -----------------------------------------------------------------------
Net asset value, end of period .................            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            =======================================================================
Total investment return ........................                2.20%++       4.47%       2.96%      1.03%       .48%        .05%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement                  .70%*         .71%        .67%       .66%       .65%        .02%
                                                            =======================================================================
Total expenses .................................                 .96%*         .98%        .97%       .98%       .96%        .02%
                                                            =======================================================================
Total investment income and realized gain -- net                4.36%*        4.41%       2.88%      1.01%       .48%        .03%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......            $180,929      $158,327    $158,500   $193,195   $224,278    $     25
                                                            =======================================================================

*     Annualized.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Aggregate total investment return.

      See Notes to Financial Statements.


10          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Financial Highlights (concluded)                 WCMA Government Securities Fund

                                                                                              Class 4
                                                            -----------------------------------------------------------------------
                                                             For the Six                                             For the Period
                                                            Months Ended            For the Year Ended                  March 20,
                                                            September 30,               March 31,                       2003+ to
The following per share data and ratios have been derived       2007        ---------------------------------------     March 31,
from information provided in the financial statements.      (Unaudited)      2007        2006       2005       2004       2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...........            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            -----------------------------------------------------------------------
Investment income -- net .......................               .0217         .0439       .0291      .0102      .0047       .0003
Realized and unrealized gain (loss) -- net .....               .0002         .0003       .0002     (.0012)        --++     .0002
                                                            -----------------------------------------------------------------------
Total from investment operations ...............               .0219         .0442       .0293      .0090      .0047       .0005
                                                            -----------------------------------------------------------------------
Less dividends and distributions:
   Investment income -- net ....................              (.0217)       (.0439)     (.0291)    (.0102)    (.0047)     (.0003)
   Realized gain -- net ........................                  --            --***       --***      --***      --***       --
                                                            -----------------------------------------------------------------------
Total dividends and distributions ..............              (.0217)       (.0439)     (.0291)    (.0102)    (.0047)     (.0003)
                                                            -----------------------------------------------------------------------
Net asset value, end of period .................            $   1.00      $   1.00    $   1.00   $   1.00   $   1.00    $   1.00
                                                            =======================================================================
Total investment return ........................                2.20%+++      4.47%       2.96%      1.03%       .47%        .05%
                                                            =======================================================================
===================================================================================================================================
Ratios to Average Net Assets**
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement                  .70%*         .71%        .67%       .66%       .65%        .02%
                                                            =======================================================================
Total expenses .................................                 .95%*         .98%        .98%       .97%       .96%        .02%
                                                            =======================================================================
Total investment income and realized gain -- net                4.34%*        4.41%       3.10%       .91%       .48%        .03%
                                                            =======================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .......            $236,358      $208,801    $207,778   $ 81,344   $157,203    $     25
                                                            =======================================================================

*     Annualized.
** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Amount is less than $.0001 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          11

Notes to Financial Statements (Unaudited)       WCMA Government Securities Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Government Securities LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Master LLC owned by the Fund at September 30, 2007 was 46.3%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to service and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and has exclusive voting with respect to matters relating to such shareholder services and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions -- Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.


12          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Notes to Financial Statements (continued)       WCMA Government Securities Fund

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

Pursuant to the Distribution and Shareholder Servicing Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.), service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

-------------------------------------------------------------------------------
                                               Service             Distribution
                                                 Fee                  Fee
-------------------------------------------------------------------------------
Class 1 .....................................   .25%                  .75%
Class 2 .....................................   .25%                  .425%
Class 3 .....................................   .25%                  .125%
Class 4 .....................................   .25%                  .125%
-------------------------------------------------------------------------------

The ongoing service fee compensates MLPF&S for providing shareholder services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is ..32% higher than that of CMA Government Fund, and Class 3 and Class 4 Shares is equal to that of CMA Government Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended September 30, 2007, MLPF&S earned fees of $1,021,266 of which $576,625 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $47,721,236 and $(40,234,908) for the six months ended September 30, 2007 and for the year ended March 31, 2007, respectively.

Transactions in shares of beneficial interests for each class were as follows:

--------------------------------------------------------------------------------
Class 1 Shares for the Six Months                                     Dollar
Ended September 30, 2007                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................        44,114,308      $  44,114,308
Shares issued to shareholders in
   reinvestment of dividends .............           195,324            195,324
                                                 ------------------------------
Total issued .............................        44,309,632         44,309,632
Shares redeemed ..........................       (43,903,270)       (43,903,270)
                                                 ------------------------------
Net increase .............................           406,362      $     406,362
                                                 ==============================

--------------------------------------------------------------------------------
Class 1 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................       185,188,568      $ 185,188,568
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .....................           511,729            511,729
                                                 ------------------------------
Total issued .............................       185,700,296        185,700,296
Shares redeemed ..........................      (193,419,437)      (193,419,437)
                                                 ------------------------------
Net decrease .............................        (7,719,141)     $  (7,719,141)
                                                 ==============================

--------------------------------------------------------------------------------
Class 2 Shares for the Six Months                                     Dollar
Ended September 30, 2007                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................       280,985,836      $ 280,985,836
Shares issued to shareholders in
   reinvestment of dividends .............         1,647,064          1,647,064
                                                 ------------------------------
Total issued .............................       282,632,900        282,632,900
Shares redeemed ..........................      (285,269,063)      (285,269,063)
                                                 ------------------------------
Net decrease .............................        (2,636,163)     $  (2,636,163)
                                                 ==============================

--------------------------------------------------------------------------------
Class 2 Shares for the Year                                           Dollar
Ended March 31, 2007                               Shares             Amount
--------------------------------------------------------------------------------
Shares sold ..............................       551,349,244      $ 551,349,244
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .....................         3,778,866          3,778,866
                                                 ------------------------------
Total issued .............................       555,128,110        555,128,110
Shares redeemed ..........................      (588,378,499)      (588,378,499)
                                                 ------------------------------
Net decrease .............................       (33,250,389)     $ (33,250,389)
                                                 ==============================


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          13

Notes to Financial Statements (concluded)       WCMA Government Securities Fund

--------------------------------------------------------------------------------
Class 3 Shares for the Six Months                                    Dollar
Ended September 30, 2007                          Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................        508,453,758     $   508,453,758
Shares issued to shareholders in
   reinvestment of dividends ...........          3,532,138           3,532,138
                                              ---------------------------------
Total issued ...........................        511,985,896         511,985,896
Shares redeemed ........................       (489,536,637)       (489,536,637)
                                              ---------------------------------
Net increase ...........................         22,449,259     $    22,449,259
                                              =================================

--------------------------------------------------------------------------------
Class 3 Shares for the Year                                          Dollar
Ended March 31, 2007                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................      1,183,649,416     $ 1,183,649,416
Shares issued to shareholders in
   reinvestment of dividends
   and distributions ...................          7,008,875           7,008,875
                                              ---------------------------------
Total issued ...........................      1,190,658,291       1,190,658,291
Shares redeemed ........................     (1,190,888,128)     (1,190,888,128)
                                              ---------------------------------
Net decrease ...........................           (229,837)    $      (229,837)
                                              =================================

--------------------------------------------------------------------------------
Class 4 Shares for the Six Months                                    Dollar
Ended September 30, 2007                          Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................        762,446,124     $   762,446,124
Shares issued to shareholders in
   reinvestment of dividends ...........          4,572,478           4,572,478
                                              ---------------------------------
Total issued ...........................        767,018,602         767,018,602
Shares redeemed ........................       (739,516,824)       (739,516,824)
                                              ---------------------------------
Net increase ...........................         27,501,778     $    27,501,778
                                              =================================

--------------------------------------------------------------------------------
Class 4 Shares for the Year                                          Dollar
Ended March 31, 2007                              Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................      1,149,612,238     $ 1,149,612,238
Shares issued to shareholders in
   reinvestment of dividends
   and distributions ...................          8,124,996           8,124,996
                                              ---------------------------------
Total issued ...........................      1,157,737,234       1,157,737,234
Shares redeemed ........................     (1,156,772,775)     (1,156,772,775)
                                              ---------------------------------
Net increase ...........................            964,459     $       964,459
                                              =================================

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of WCMA Government Securities Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

----------------------------------------------------------------------------------------------
                                                               Shares Voted    Shares Withheld
                                                                   For          From Voting
----------------------------------------------------------------------------------------------
To elect the Fund's      David O. Beim, Richard S. Davis,
Board of Directors:      Ronald W. Forbes, Henry Gabbay, Dr.
                         Matina Horner, Rodney D. Johnson,
                         Herbert I. London, Cynthia A.
                         Montgomery, Joseph P. Platt, Jr.,
                         Robert C. Robb, Jr., Toby
                         Rosenblatt, Kenneth L. Urish,
                         Frederick W. Winter                   446,963,321         29,104
----------------------------------------------------------------------------------------------


14          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Portfolio Summary                               Master Government Securities LLC

Portfolio Composition as a Percent of Net Assets

                                                                  As of
                                                            ------------------
                                                            9/30/07    3/31/07
------------------------------------------------------------------------------
Repurchase Agreements ................                         73.9%      78.4%
U.S. Government Obligations ..........                         25.6       21.4
Other Assets Less Liabilities ........                          0.5        0.2
                                                            ------------------
Total ................................                        100.0%     100.0%
                                                            ==================


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          15

Schedule of Investments as of September 30, 2007 (Unaudited)
                                 Master Government Securities LLC (in Thousands)

                                    Face     Interest    Maturity
Issue                              Amount      Rate        Date          Value
================================================================================
U.S.Government=Obligations* -- 25.6%
================================================================================
U.S. Treasury Bills               $112,720     2.55-
                                               4.784%    10/04/2007    $ 112,653
                                    87,080     3.897-
                                               4.82      10/11/2007       86,949
                                     8,891     3.42      11/23/2007        8,844
                                    26,239     3.9-
                                               4.01      12/06/2007       26,043
                                     8,263     3.635     12/27/2007        8,188
                                     9,000     4.00      1/17/2008         8,889
--------------------------------------------------------------------------------
U.S. Treasury Notes                 30,000     4.25      11/30/2007       30,015
--------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost -- $281,581) .............................................         281,581
--------------------------------------------------------------------------------

Face
Amount                               Issue
================================================================================
Repurchase Agreements*** -- 73.9%
================================================================================
$53,000  Banc of America Securities LLC, purchased on 9/26/2007 to yield 4.60% to 10/03/2007, repurchase price $53,047,
         collateralized by GNMA, 6.50% due 9/20/2037 ................     53,000
--------------------------------------------------------------------------------
 55,300  Barclays Capital Inc., purchased on 9/28/2007 to yield
         3.95% to 10/01/2007, repurchase price $55,318,
         collateralized by U.S. Treasury Inflation Bond, 2.38%
         due 1/15/2025 ..............................................     55,300
--------------------------------------------------------------------------------
 55,300  Bear, Stearns Co., Inc., purchased on 9/28/2007 to yield
         3.95% to 10/01/2007, repurchase price $55,318,
         collateralized by Treasury Inflation Protected Security,
         3.625% due 4/15/2028 .......................................     55,300
--------------------------------------------------------------------------------
 53,000  Citigroup Global Markets Inc., purchased on 9/26/2007 to yield 4.74% to 10/03/2007, repurchase price $53,049,
         collateralized by GNMA, 5.50% due 5/15/2037 ................     53,000
--------------------------------------------------------------------------------
 57,000  Credit Suisse Securities (USA) LLC, purchased on 9/25/2007 to yield 4.71% to 10/02/2007, repurchase price $57,052,
         collateralized by GNMA, 5.50% to 7.50% due 4/20/2030
         to 9/20/2037 ...............................................     57,000
--------------------------------------------------------------------------------
 53,000  Deutsche Bank Securities Inc., purchased on 9/26/2007 to yield 4.70% to 10/03/2007, repurchase price $53,048,
         collateralized by GNMA, 4% to 8.50% due 6/15/2009
         to 08/15/2049 ..............................................     53,000
--------------------------------------------------------------------------------
 52,500  Goldman, Sachs & Co. , purchased on 9/13/2007 to yield
         4.80% to 10/15/2007, repurchase price $52,724,
         collateralized by GNMA, 5% to 6.50% due 9/15/2031
         to 10/15/2036 ..............................................     52,500
--------------------------------------------------------------------------------
 53,000  Greenwich Capital Markets, Inc., purchased on 9/26/2007 to yield 4.70% to 10/03/2007, repurchase price $53,048,
         collateralized by GNMA, 4.50% to 10.50%
         due 8/15/2008 to 2/15/2048 .................................     53,000
--------------------------------------------------------------------------------
 55,275  HSBC Securities (USA) Inc., purchased on 9/28/2007 to yield 4.90% to 10/01/2007, repurchase price $55,298,
         collateralized by GNMA, 5% to 7% due 09/15/2036
         to 09/15/2037 ..............................................     55,275
--------------------------------------------------------------------------------
 57,000  J.P. Morgan Securities Inc., purchased on 9/25/2007 to yield
         4.60% to 10/02/2007, repurchase price $57,051,
         collateralized by GNMA, 5% to 6% due 05/15/2035
         to 10/15/2036 ..............................................     57,000
--------------------------------------------------------------------------------
 57,000  Lehman Brothers Inc., purchased on 9/25/2007 to yield
         4.50% to 10/02/2007, repurchase price $57,050,
         collateralized by GNMA, 4.50% to 11%
         due 2/20/2009 to 9/15/2037 .................................     57,000
--------------------------------------------------------------------------------
 53,000  Merrill Lynch Government Securities Inc., purchased on
         9/26/2007 to yield 4.25% to 10/03/2007, repurchase price
         $53,044, collateralized by GNMA, 5% to 9.50% due
         8/15/2009 to 7/15/2037 (a) .................................     53,000
--------------------------------------------------------------------------------
 53,000  Mizuho Securities USA Inc., purchased on 9/26/2007 to yield 4.15% to 10/03/2007, repurchase price $53,043,
         collateralized by U.S. Treasury Note, 4.50% to 4.88%
         due 5/31/2008 to 8/31/2011 .................................     53,000
--------------------------------------------------------------------------------
 53,000  Morgan Stanley & Co. Incorporated, purchased on
         9/26/2007 to yield 4.25% to 10/03/2007, repurchase price
         $53,044, collateralized by GNMA, 5.50% to 11.50%
         due 2/15/2009 to 10/15/2035 ................................     53,000
--------------------------------------------------------------------------------
 53,000  UBS Securities LLC, purchased on 9/26/2007 to yield
         4.55% to 10/03/2007, repurchase price $53,047,
         collateralized by GNMA, 4.50% to 12%
         due 6/15/2009 to 7/15/2037 .................................     53,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost -- $813,375) ..................................................    813,375
--------------------------------------------------------------------------------
Total Investments (Cost -- $1,094,956**) -- 99.5% ...................  1,094,956

Other Assets Less Liabilities -- 0.5% ...............................      5,487
                                                                      ----------
Net Assets -- 100.0% ................................................ $1,100,443
                                                                      ==========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
**    Cost for federal income tax purposes.
***   Repurchase Agreements are fully collateralized by U.S. Government
      Obligations.
+     Separately Traded Registered Interest and Principal of Securities
      (STRIPS).
(a) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

--------------------------------------------------------------------------------
                                                             Net        Interest
Affiliate                                                 Activity       Income
--------------------------------------------------------------------------------
Merrill Lynch Government Securities Inc.                   $4,100        $1,252
--------------------------------------------------------------------------------

      See Notes to Financial Statements.


16          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Statement of Assets and Liabilities             Master Government Securities LLC

As of September 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in repurchase agreements, at value (including $53,000,000 in affiliates)
(identified cost -- $813,375,000) ..........................................................                          $ 813,375,000
Investments in unaffiliated securities, at value (identified cost -- $281,580,699) .........                            281,580,699
Cash .......................................................................................                                 25,385
Receivables:
Contributions ..............................................................................      $   4,981,047
Interest (including $12,514 from affiliates) ...............................................            694,530           5,675,577
                                                                                                  -------------
Prepaid expenses ...........................................................................                                  9,020
                                                                                                                      -------------
Total assets ...............................................................................                          1,100,665,681

====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Investment adviser payable .................................................................                                170,922
Accrued expenses ...........................................................................                                 51,318
                                                                                                                      --------------
Total liabilities ..........................................................................                                222,240
                                                                                                                      --------------
====================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .................................................................................                          $1,100,443,441
                                                                                                                      ==============
====================================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------------------------
Investors' capital .........................................................................                          $1,100,443,441
                                                                                                                      --------------
Net assets .................................................................................                          $1,100,443,441
                                                                                                                      ==============

See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          17

Statement of Operations                         Master Government Securities LLC

For the Six Months Ended September 30, 2007 (Unaudited)
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Interest (includes $1,251,720 from affiliates) .............................................                          $  24,334,183
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Investment advisory fees ...................................................................      $   1,029,466
Accounting services ........................................................................             89,052
Custodian fees .............................................................................             30,707
Professional fees ..........................................................................             26,244
Directors' fees and expenses ...............................................................             17,504
Pricing fees ...............................................................................              1,786
Printing and shareholder reports ...........................................................                141
Other ......................................................................................             13,668
                                                                                                  -------------
Total expenses .............................................................................                              1,208,568
                                                                                                                      -------------
Investment income -- net ...................................................................                             23,125,615
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on investments -- net ........................................................                                 33,663
Change in unrealized appreciation on investments -- net ....................................                                (27,831)
                                                                                                                      -------------
Total realized and unrealized gain -- net ..................................................                                  5,832
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations .......................................                          $  23,131,447
                                                                                                                      =============

See Notes to Financial Statements.


18          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Statements of Changes in Net Assets             Master Government Securities LLC

                                                                                                  For the Six
                                                                                                 Months Ended           For the
                                                                                                 September 30,        Year Ended
                                                                                                     2007              March 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .............................................................       $    23,125,615        $    45,035,528
Realized gain -- net .................................................................                33,663                  4,743
Change in unrealized appreciation -- net .............................................               (27,831)               319,061
                                                                                             --------------------------------------
Net increase in net assets resulting from operations .................................            23,131,447             45,359,332
                                                                                             --------------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..........................................................         2,916,556,724          5,153,023,736
Fair value of withdrawals ............................................................        (2,803,657,391)        (5,202,779,172)
                                                                                             --------------------------------------
Net increase (decrease) in net assets derived from capital transactions ..............           112,899,333            (49,755,436)
                                                                                             --------------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ..............................................           136,030,780             (4,396,104)
Beginning of period ..................................................................           964,412,661            968,808,765
                                                                                             --------------------------------------
End of period ........................................................................       $ 1,100,443,441        $   964,412,661
                                                                                             ======================================


Financial Highlights                            Master Government Securities LLC

                                                   For the Six                                                       For the Period
                                                  Months Ended                   For the Year Ended                   February 13,
                                                  September 30,                       March 31,                         2003+ to
The following ratios have been derived from           2007        ---------------------------------------------------   March 31,
information provided in the financial statements.  (Unaudited)       2007          2006        2005           2004        2003
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
Total investment return ..................              2.42++         4.90%         3.37%        1.44%          .94%          .75%*
                                                  ================================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
Expenses .................................               .25%*          .26%          .26%         .25%          .22%          .26%*
                                                  ================================================================================
Investment income and realized gain -- net              4.77%*         4.84%         3.31%        1.39%          .94%         1.08%*
                                                  ================================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands) .        $1,100,443     $  964,413    $  968,809   $  936,566    $1,194,238    $1,585,194
                                                  ================================================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          19

Notes to Financial Statements (Unaudited)       Master Government Securities LLC


1. Significant Accounting Policies:

Master Government Securities LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permits the Trustees) to issue non- transferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report, the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments -- Portfolio securities may be valued at amortized cost, which approximates market value. Other investments and assets for which market value quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.


(b) Repurchase agreements -- The Master LLC may invest in U.S. government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund's custodian. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Income taxes -- The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Recent accounting pronouncements -- Effective September 30, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Master LLC's financial statements, if any, has not been determined.

In addition, in February 2007, FASB Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Master LLC's financial statements, if any, has not been determined.


20          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

Notes to Financial Statements (concluded)       Master Government Securities LLC

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: .25% of the Master LLC's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Master LLC has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC, invest cash collateral received by the Master LLC for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended September 30, 2007, the Master LLC reimbursed the Manager $8,795 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

Proxy Results

During the six-month period ended September 30, 2007, the shareholders of Master Government Securities LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Master LLC's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted       Shares Withheld
                                                                                    For              From Voting
------------------------------------------------------------------------------------------------------------------
To elect the Master LLC's Board of Directors:      David O. Beim               876,453,033           1,408,964
                                                   Richard S. Davis            876,968,825             893,172
                                                   Ronald W. Forbes            876,968,825             893,172
                                                   Henry Gabbay                876,453,037           1,408,960
                                                   Dr. Matina Horner           876,453,037           1,408,960
                                                   Rodney D. Johnson           876,968,825             893,172
                                                   Herbert I. London           876,968,825             893,172
                                                   Cynthia A. Montgomery       876,968,821             893,176
                                                   Joseph P. Platt, Jr.        876,968,825             893,172
                                                   Robert C. Robb, Jr.         876,968,821             893,176
                                                   Toby Rosenblatt             876,453,033           1,408,964
                                                   Kenneth L. Urish            876,968,825             893,172
                                                   Frederick W. Winter         876,453,037           1,408,960


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          21

Officers and Directors as of September 30, 2007

Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.


22          WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


WCMA GOVERNMENT SECURITIES FUND                   SEPTEMBER 30, 2007          23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 1-800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Government Securities Fund
P.O. Box 9011
Princeton, NJ 08543-9011

                                                                 #WCMAGS -- 9/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Government Securities Fund and Master Government Securities LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    WCMA Government Securities Fund and Master Government Securities LLC

Date: November 20, 2007